Supplemental guarantor financial information (Condensed consolidated income statement - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and other income
Lease revenue	$ 4,537,093	$ 4,713,802	$ 4,867,623
Net gain on sale of assets	201,323	229,093	138,522
Other income (loss)	61,564	94,598	145,986
Total Revenues and other income	4,799,980	5,037,493	5,152,131
Expenses
Depreciation and amortization	1,679,074	1,727,296	1,791,336
Asset impairment	44,186	61,286	81,607
Interest expense	1,174,074	1,112,391	1,091,861
Leasing expenses	446,487	537,752	582,530
Restructuring related expenses	0	14,605	53,389
Selling, general and administrative expenses	305,226	348,291	351,012
Total Expenses	3,649,047	3,801,621	3,951,735
Income before income taxes and income of investments accounted for under the equity method	1,150,933	1,235,872	1,200,396
Provision for income taxes	(144,079)	(164,718)	(173,496)
Equity in net earnings of investments accounted for under the equity method	10,643	9,199	12,616
Net income	1,017,497	1,080,353	1,039,516
Net (income) loss attributable to non-controlling interest	1,865	4,202	(7,114)
Net income attributable to AerCap Holdings N.V.	1,015,632	1,076,151	1,046,630
AerCap Trust & AICDC Notes
Revenues and other income
Lease revenue	4,537,000	4,714,000	4,868,000
Net gain on sale of assets	201,000	229,000	139,000
Other income (loss)	62,000	94,000	145,000
Total Revenues and other income	4,800,000	5,037,000	5,152,000
Expenses
Depreciation and amortization	1,679,000	1,727,000	1,791,000
Asset impairment	44,000	61,000	82,000
Interest expense	1,174,000	1,112,000	1,092,000
Leasing expenses	447,000	538,000	583,000
Restructuring related expenses		15,000	53,000
Selling, general and administrative expenses	305,000	348,000	351,000
Total Expenses	3,649,000	3,801,000	3,952,000
Income before income taxes and income of investments accounted for under the equity method	1,151,000	1,236,000	1,200,000
Provision for income taxes	(145,000)	(165,000)	(173,000)
Equity in net earnings of investments accounted for under the equity method	11,000	9,000	13,000
Net (loss) income before income from subsidiaries	1,017,000	1,080,000	1,040,000
Income (loss) from subsidiaries	0	0	0
Net income	1,017,000	1,080,000	1,040,000
Net (income) loss attributable to non-controlling interest	(1,000)	(4,000)	7,000
Net income attributable to AerCap Holdings N.V.	1,016,000	1,076,000	1,047,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | AerCap Holdings N.V.
Revenues and other income
Lease revenue	0	0	0
Net gain on sale of assets	0	0	0
Other income (loss)	63,000	49,000	6,000
Total Revenues and other income	63,000	49,000	6,000
Expenses
Depreciation and amortization	0	0	0
Asset impairment	0	0	0
Interest expense	0	0	0
Leasing expenses	0	0	0
Restructuring related expenses		0	0
Selling, general and administrative expenses	80,000	97,000	60,000
Total Expenses	80,000	97,000	60,000
Income before income taxes and income of investments accounted for under the equity method	(17,000)	(48,000)	(54,000)
Provision for income taxes	2,000	6,000	7,000
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	(15,000)	(42,000)	(47,000)
Income (loss) from subsidiaries	1,031,000	1,118,000	1,094,000
Net income	1,016,000	1,076,000	1,047,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	1,016,000	1,076,000	1,047,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | Guarantors
Revenues and other income
Lease revenue	289,000	214,000	205,000
Net gain on sale of assets	18,000	20,000	6,000
Other income (loss)	719,000	577,000	552,000
Total Revenues and other income	1,026,000	811,000	763,000
Expenses
Depreciation and amortization	130,000	87,000	72,000
Asset impairment	9,000	3,000	0
Interest expense	290,000	410,000	385,000
Leasing expenses	50,000	30,000	27,000
Restructuring related expenses		0	0
Selling, general and administrative expenses	139,000	135,000	102,000
Total Expenses	618,000	665,000	586,000
Income before income taxes and income of investments accounted for under the equity method	408,000	146,000	177,000
Provision for income taxes	(54,000)	(33,000)	(36,000)
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	354,000	113,000	141,000
Income (loss) from subsidiaries	692,000	831,000	701,000
Net income	1,046,000	944,000	842,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	1,046,000	944,000	842,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | Non- Guarantors
Revenues and other income
Lease revenue	2,749,000	2,829,000	2,605,000
Net gain on sale of assets	130,000	96,000	100,000
Other income (loss)	275,000	409,000	359,000
Total Revenues and other income	3,154,000	3,334,000	3,064,000
Expenses
Depreciation and amortization	986,000	1,010,000	949,000
Asset impairment	31,000	49,000	50,000
Interest expense	1,183,000	1,108,000	955,000
Leasing expenses	285,000	250,000	266,000
Restructuring related expenses		15,000	53,000
Selling, general and administrative expenses	278,000	287,000	308,000
Total Expenses	2,763,000	2,719,000	2,581,000
Income before income taxes and income of investments accounted for under the equity method	391,000	615,000	483,000
Provision for income taxes	(47,000)	(72,000)	(70,000)
Equity in net earnings of investments accounted for under the equity method	11,000	9,000	13,000
Net (loss) income before income from subsidiaries	355,000	552,000	426,000
Income (loss) from subsidiaries	(718,000)	(901,000)	(867,000)
Net income	(363,000)	(349,000)	(441,000)
Net (income) loss attributable to non-controlling interest	(1,000)	(4,000)	7,000
Net income attributable to AerCap Holdings N.V.	(364,000)	(353,000)	(434,000)
AerCap Trust & AICDC Notes | Reportable Legal Entities | AerCap Global Aviation Trust
Revenues and other income
Lease revenue	1,499,000	1,671,000	2,058,000
Net gain on sale of assets	53,000	113,000	33,000
Other income (loss)	648,000	672,000	653,000
Total Revenues and other income	2,200,000	2,456,000	2,744,000
Expenses
Depreciation and amortization	563,000	630,000	770,000
Asset impairment	4,000	9,000	32,000
Interest expense	886,000	759,000	753,000
Leasing expenses	112,000	258,000	290,000
Restructuring related expenses		0	0
Selling, general and administrative expenses	100,000	105,000	120,000
Total Expenses	1,665,000	1,761,000	1,965,000
Income before income taxes and income of investments accounted for under the equity method	535,000	695,000	779,000
Provision for income taxes	(67,000)	(87,000)	(97,000)
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	468,000	608,000	682,000
Income (loss) from subsidiaries	256,000	167,000	237,000
Net income	724,000	775,000	919,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	724,000	775,000	919,000
AerCap Trust & AICDC Notes | Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company
Revenues and other income
Lease revenue	0	0	0
Net gain on sale of assets	0	0	0
Other income (loss)	3,000	4,000	0
Total Revenues and other income	3,000	4,000	0
Expenses
Depreciation and amortization	0	0	0
Asset impairment	0	0	0
Interest expense	169,000	176,000	184,000
Leasing expenses	0	0	0
Restructuring related expenses		0	0
Selling, general and administrative expenses	0	0	1,000
Total Expenses	169,000	176,000	185,000
Income before income taxes and income of investments accounted for under the equity method	(166,000)	(172,000)	(185,000)
Provision for income taxes	21,000	21,000	23,000
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	(145,000)	(151,000)	(162,000)
Income (loss) from subsidiaries	724,000	774,000	919,000
Net income	579,000	623,000	757,000
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	579,000	623,000	757,000
AerCap Trust & AICDC Notes | Eliminations
Revenues and other income
Lease revenue	0	0	0
Net gain on sale of assets	0	0	0
Other income (loss)	(1,646,000)	(1,617,000)	(1,425,000)
Total Revenues and other income	(1,646,000)	(1,617,000)	(1,425,000)
Expenses
Depreciation and amortization	0	0	0
Asset impairment	0	0	0
Interest expense	(1,354,000)	(1,341,000)	(1,185,000)
Leasing expenses	0	0	0
Restructuring related expenses		0	0
Selling, general and administrative expenses	(292,000)	(276,000)	(240,000)
Total Expenses	(1,646,000)	(1,617,000)	(1,425,000)
Income before income taxes and income of investments accounted for under the equity method	0	0	0
Provision for income taxes	0	0	0
Equity in net earnings of investments accounted for under the equity method	0	0	0
Net (loss) income before income from subsidiaries	0	0	0
Income (loss) from subsidiaries	(1,985,000)	(1,989,000)	(2,084,000)
Net income	(1,985,000)	(1,989,000)	(2,084,000)
Net (income) loss attributable to non-controlling interest	0	0	0
Net income attributable to AerCap Holdings N.V.	$ (1,985,000)	$ (1,989,000)	$ (2,084,000)